TOBAM EMERGING MARKETS FUND
Portfolio of Investments
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.2%
Brazil — 2.8%
Atacadao SA	156,400	$ 427,068
CCR SA	95,300	197,852
Raia Drogasil SA	319,800	1,392,317
Suzano SA	132,100	1,426,824
		3,444,061
China — 32.1%
Apeloa Pharmaceutical Co. Ltd., Class A	20,900	115,070
Bank of Hangzhou Co. Ltd., Class A	104,600	210,448
BeiGene Ltd., ADR*	3,713	1,005,963
Beijing Kingsoft Office Software, Inc., Class A	6,750	281,033
Beijing Roborock Technology Co. Ltd., Class A	1,000	127,562
Bosideng International Holdings Ltd.	856,000	539,283
CanSino Biologics, Inc., Class H*	22,600	522,501
Changchun High & New Technology Industry Group, Inc., Class A	7,100	302,587
Chengxin Lithium Group Co. Ltd., Class Class A*	16,100	146,685
China Baoan Group Co. Ltd., Class A	42,100	95,514
China CSSC Holdings Ltd., Class A	82,300	320,485
China Feihe Ltd.	342,000	458,862
China Gas Holdings Ltd.	294,200	611,961
China Literature Ltd.*	112,600	708,520
China Mengniu Dairy Co. Ltd.	54,000	306,119
China Overseas Land & Investment Ltd.	98,500	233,327
China Resources Beer Holdings Co. Ltd.	102,000	835,285
China Resources Gas Group Ltd.	276,000	1,559,182
China Yangtze Power Co. Ltd., Class A	315,211	1,122,209
China Zhenhua Group Science & Technology Co. Ltd., Class A	9,300	181,421
Chongqing Changan Automobile Co. Ltd., Class A	122,760	292,534
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,788	523,504
Dongfang Electric Corp. Ltd., Class A	53,400	179,636
Dongyue Group Ltd.	146,000	228,063
Ecovacs Robotics Co. Ltd., Class A	8,600	203,689
ENN Energy Holdings Ltd.	104,400	1,968,119
Founder Securities Co. Ltd., Class A	138,400	170,414
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
GD Power Development Co. Ltd., Class A	316,700	$ 157,542
Gigadevice Semiconductor Beijing, Inc., Class A	11,900	328,471
GoerTek, Inc., Class A	58,400	496,455
GOME Retail Holdings Ltd.*	3,647,000	308,848
Great Wall Motor Co. Ltd., Class A	29,200	222,144
Guangdong Investment Ltd.	864,000	1,098,287
Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,500	156,987
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,200	155,945
Hangzhou First Applied Material Co. Ltd., Class A	16,563	338,905
Hangzhou Silan Microelectronics Co. Ltd., Class A	24,100	205,102
Hengan International Group Co. Ltd.	107,500	553,830
Hoshine Silicon Industry Co. Ltd., Class A	8,300	171,904
Huadong Medicine Co. Ltd., Class A	32,700	206,575
Hualan Biological Engineering, Inc., Class A	34,907	159,424
Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	130,352
I-Mab, SP ADR*	10,400	492,856
Industrial & Commercial Bank of China Ltd., Class H	1,141,000	643,619
Industrial Bank Co. Ltd., Class A	114,900	343,194
Ingenic Semiconductor Co. Ltd., Class A	8,100	170,475
Innovent Biologics, Inc.*	19,500	120,751
iQIYI, Inc., ADR*	91,802	418,617
JCET Group Co. Ltd., Class A	34,200	166,477
Jiangsu Eastern Shenghong Co. Ltd., Class A	61,300	186,614
Jiangsu Zhongtian Technology Co. Ltd., Class A	58,100	154,587
Kingdee International Software Group Co. Ltd.*	193,000	594,085
Kuang-Chi Technologies Co. Ltd., Class A*	38,500	145,289
Longfor Group Holdings Ltd.	53,500	252,346
Maxscend Microelectronics Co. Ltd., Class A	6,080	312,097
Metallurgical Corp. of China Ltd., Class A	336,400	202,667

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Microport Scientific Corp.	83,700	$ 305,087
Montage Technology Co. Ltd., Class A	13,200	173,672
Muyuan Foods Co. Ltd., Class A	95,884	803,791
National Silicon Industry Group Co. Ltd., Class A*	37,012	150,042
NAURA Technology Group Co. Ltd., Class A	10,000	545,015
New Hope Liuhe Co. Ltd., Class A*	83,500	199,353
North Industries Group Red Arrow Co. Ltd., Class A*	26,300	110,055
Ping An Healthcare and Technology Co. Ltd.*	119,500	435,590
Poly Developments and Holdings Group Co. Ltd., Class A	192,800	472,823
Postal Savings Bank of China Co. Ltd., Class H	2,371,000	1,665,029
Sangfor Technologies, Inc., Class A	7,558	226,637
SG Micro Corp., Class A	4,100	198,928
Shandong Gold Mining Co. Ltd., Class A	67,568	199,806
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	698,000	870,194
Shanghai Electric Group Co. Ltd., Class A	237,200	180,877
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	272,304
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	94,500	416,059
Shanxi Meijin Energy Co. Ltd., Class A*	82,300	209,580
Shengyi Technology Co. Ltd., Class A	37,300	137,785
Shenzhen Capchem Technology Co. Ltd., Class A	7,567	134,140
Shenzhen Goodix Technology Co. Ltd., Class A	7,600	128,663
Shenzhen Kangtai Biological Products Co. Ltd., Class A	12,400	191,523
Shenzhen Transsion Holdings Co. Ltd., Class A	10,352	254,808
Shenzhou International Group Holdings Ltd.	6,600	127,800
Sichuan Road & Bridge Co. Ltd., Class A	84,000	158,686
Sichuan Swellfun Co. Ltd., Class A	8,800	166,051
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Silergy Corp.	3,000	$ 542,989
StarPower Semiconductor Ltd., Class A	2,800	167,150
Sungrow Power Supply Co. Ltd., Class A	28,000	640,783
Sunwoda Electronic Co. Ltd., Class A	28,300	187,300
Suzhou Maxwell Technologies Co. Ltd., Class A	1,691	170,331
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	10,400	132,336
Thunder Software Technology Co. Ltd., Class A	6,400	138,869
Tingyi Cayman Islands Holding Corp.	584,000	1,201,050
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,500	370,695
Vipshop Holdings Ltd., ADR*	45,121	379,016
Walvax Biotechnology Co. Ltd., Class A	25,900	227,779
Want Want China Holdings Ltd.	1,402,000	1,286,741
Wens Foodstuffs Group Co. Ltd., Class A*	112,820	341,258
Will Semiconductor Co. Ltd. Shanghai, Class A	15,441	752,815
Wingtech Technology Co. Ltd., Class A	23,700	480,747
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	37,800	160,285
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,200	166,030
Yonyou Network Technology Co. Ltd., Class A	50,390	283,703
Zhejiang Century Huatong Group Co. Ltd., Class A*	130,600	172,200
Zhejiang Yongtai Technology Co. Ltd., Class A*	17,400	139,833
		38,820,629
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	24,469	180,539
Greece — 0.3%
JUMBO SA	26,678	382,699

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
India — 21.9%
Adani Green Energy Ltd.*	45,018	$ 803,504
Adani Total Gas Ltd.	44,558	1,032,075
Apollo Hospitals Enterprise Ltd.	6,430	432,818
Aurobindo Pharma Ltd.	65,067	641,289
Avenue Supermarts Ltd.*	25,917	1,625,727
Bandhan Bank Ltd.	156,466	530,230
Bharat Petroleum Corp. Ltd.	260,961	1,349,260
Bharti Airtel Ltd.*	148,411	1,363,135
Cipla Ltd.	117,266	1,487,445
Container Corp. Of India Ltd.	67,054	552,857
Dr Reddy's Laboratories Ltd.	28,101	1,851,703
Eicher Motors Ltd.	28,677	996,928
Godrej Consumer Products Ltd.*	31,247	406,308
HCL Technologies Ltd.	73,163	1,294,248
Hero MotoCorp Ltd.	12,007	396,258
Hindustan Petroleum Corp. Ltd.	192,932	756,769
Indian Oil Corp. Ltd.	548,194	820,221
Indian Railway Catering & Tourism Corp. Ltd.	68,847	767,518
Indus Towers Ltd.	203,511	678,575
InterGlobe Aviation Ltd.*	28,249	765,636
Jubilant Foodworks Ltd.	7,382	355,176
Lupin Ltd.	68,638	875,779
Sun Pharmaceutical Industries Ltd.	170,756	1,940,138
Tata Consultancy Services Ltd.	23,579	1,182,618
Tech Mahindra Ltd.	79,837	1,915,674
United Spirits Ltd.*	89,133	1,074,352
Yes Bank Ltd.*	3,501,611	643,969
		26,540,210
Indonesia — 0.9%
Telkom Indonesia Persero Tbk PT	1,629,700	465,120
Tower Bersama Infrastructure Tbk PT	2,184,200	452,560
Unilever Indonesia Tbk PT	620,800	179,027
		1,096,707
Malaysia — 3.5%
Axiata Group Bhd	810,485	809,318
Hartalega Holdings Bhd	490,700	674,918
Maxis Bhd	678,600	789,866
Public Bank Bhd	981,100	979,202
Top Glove Corp. Bhd	1,570,200	976,192
		4,229,496
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	46,400	301,780
	Number of Shares	Value
COMMON STOCKS — (Continued)
Peru — 0.8%
Cia de Minas Buenaventura SAA, ADR*	53,180	$ 389,278
Credicorp Ltd.	4,585	559,691
		948,969
Poland — 1.9%
CD Projekt SA	22,006	1,046,659
Dino Polska SA*	2,322	211,675
Orange Polska SA*	208,357	436,970
Polski Koncern Naftowy ORLEN SA	30,163	555,962
		2,251,266
Russia — 1.2%
PhosAgro PJSC, GDR	39,452	851,230
Polyus PJSC	3,141	548,300
		1,399,530
South Africa — 2.6%
AngloGold Ashanti Ltd.	56,233	1,184,017
Capitec Bank Holdings Ltd.	4,651	595,363
Gold Fields Ltd.	100,067	1,107,163
Harmony Gold Mining Co. Ltd.	71,178	298,521
		3,185,064
South Korea — 10.7%
Alteogen, Inc.*	6,629	421,559
Amorepacific Corp.	4,690	658,174
Celltrion Healthcare Co. Ltd.	14,241	959,437
Celltrion Pharm, Inc.*	4,360	455,747
Celltrion, Inc.	2,172	361,500
Coway Co. Ltd.	13,442	842,159
Doosan Heavy Industries & Construction Co. Ltd.*	19,529	334,365
Green Cross Corp.	1,752	320,646
Hanmi Pharm Co. Ltd.	1,868	433,338
Hanon Systems	41,053	464,233
HLB, Inc.*	26,462	774,238
HMM Co. Ltd.*	28,131	636,339
Hyundai Glovis Co. Ltd.	1,482	208,987
Kia Corp.	2,466	170,186
LG Uplus Corp.	14,442	164,788
NCSoft Corp.	2,162	1,167,758
Netmarble Corp.	3,490	366,555
Orion Corp.	6,580	572,795
Pearl Abyss Corp.*	8,407	977,012
Samsung Biologics Co. Ltd.*	413	313,594
Samsung Fire & Marine Insurance Co. Ltd.	1,242	210,986

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
December 31, 2021
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Seegene, Inc.	10,408	$ 534,080
Shin Poong Pharmaceutical Co. Ltd.	8,935	239,405
SK Chemicals Co. Ltd.	3,299	413,019
SK Square Co. Ltd.*	5,245	292,970
SK Telecom Co. Ltd.	8,114	394,311
Yuhan Corp.	5,026	262,572
		12,950,753
Taiwan — 14.1%
Accton Technology Corp.	89,000	833,948
Asustek Computer, Inc.	97,000	1,316,820
AU Optronics Corp.	1,903,000	1,573,135
Eclat Textile Co. Ltd.	35,660	812,556
Far EasTone Telecommunications Co. Ltd.	478,000	1,115,129
Feng TAY Enterprise Co. Ltd.	118,200	988,006
Innolux Corp.	410,000	289,727
Inventec Corp.	816,000	734,922
Micro-Star International Co. Ltd.	90,000	521,277
momo.com, Inc.	13,000	761,096
Nien Made Enterprise Co. Ltd.	28,000	416,914
Oneness Biotech Co. Ltd.*	70,000	727,401
Taiwan High Speed Rail Corp.	547,000	584,470
Taiwan Mobile Co. Ltd.	412,000	1,487,950
United Microelectronics Corp.	726,000	1,700,851
Wan Hai Lines Ltd.	175,800	1,253,886
Wiwynn Corp.	22,000	884,895
Yang Ming Marine Transport Corp.*	250,000	1,087,382
		17,090,365
Thailand — 4.9%
Airports of Thailand PCL*	138,400	252,014
Bangkok Dusit Medical Services PCL, Class F	2,292,100	1,576,581
Bangkok Expressway & Metro PCL	2,038,700	515,834
Berli Jucker PCL	342,400	317,489
	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bumrungrad Hospital PCL	91,400	$ 384,617
Charoen Pokphand Foods PCL	1,086,320	830,023
Energy Absolute PCL	142,400	408,698
Krungthai Card PCL	168,100	298,180
Srisawad Corp. PCL	223,400	412,037
Thai Union Group PCL, Class F	836,500	488,511
True Corp. PCL	3,196,400	457,082
		5,941,066
Turkey — 0.1%
BIM Birlesik Magazalar A/S	14,334	66,420
TOTAL COMMON STOCKS (Cost $105,214,421)		118,829,554
RIGHTS — 0.0%
South Korea — 0.0%
Doosan Heavy Industries & Construction Co. Ltd., Expires 02/11/22*	2,479	9,196
TOTAL RIGHTS (Cost $0)		9,196
TOTAL INVESTMENTS - 98.2% (Cost $105,214,421)		118,838,750
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		2,209,475
NET ASSETS - 100.0%		$121,048,225

*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depository Receipt

At December 31, 2021, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Appreciation
MSCI® Emerging Markets Index	03/18/22	36	$2,165,885	$2,207,340	$41,455
					$41,455
See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments December 31, 2021
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2021
(Unaudited)
The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund's investments carried at fair value:
	Total Value at 12/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$3,444,061	$—	$3,444,061	$—
China	38,820,629	2,933,835	35,886,794	—
Colombia	180,539	180,539	—	—
Greece	382,699	382,699	—	—
India	26,540,210	1,032,075	25,508,135	—
Indonesia	1,096,707	—	1,096,707	—
Malaysia	4,229,496	1,651,110	2,578,386	—
Mexico	301,780	301,780	—	—
Peru	948,969	559,691	389,278	—
Poland	2,251,266	648,645	1,602,621	—
Russia	1,399,530	—	1,399,530	—
South Africa	3,185,064	595,363	2,589,701	—
South Korea	12,950,753	827,050	12,123,703	—
Taiwan	17,090,365	727,401	16,362,964	—
Thailand	5,941,066	—	5,941,066	—
Turkey	66,420	66,420	—	—
Rights	9,196	—	9,196	—
Derivatives:
Equity Contracts
Long Futures	41,455	—	41,455	—
Total Assets	$118,880,205	$9,906,608	$108,973,597	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended December 31, 2021, there were no transfers in or out of Level 3.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Concluded) December 31, 2021
(Unaudited)
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.